Corgi NYC Based ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Advertising, Public Relations, and Related Services - 1.1%
Omnicom Group, Inc.	171	$ 12,454

Agencies, Brokerages, and Other Insurance Related Activities - 3.1%
Assurant, Inc.	36	9,667
Marsh & McLennan Cos., Inc.	162	27,001
		36,668

Business Support Services - 4.4%
Moody's Corp.	54	24,458
MSCI, Inc.	36	20,161
Paramount Skydance Corp.	648	6,389
		51,008

Computer Systems Design and Related Services - 1.8%
Compass, Inc. - Class A (a)	756	9,322
DigitalOcean Holdings, Inc. (a)	72	11,306
		20,628

Cut and Sew Apparel Manufacturing - 0.9%
Ralph Lauren Corp.	27	10,838

Depository Credit Intermediation - 16.5%
Bank of New York Mellon Corp.	207	29,934
Citigroup, Inc.	360	50,386
JPMorgan Chase & Co.	342	111,947
		192,267

Electric Power Generation, Transmission and Distribution - 1.7%
Consolidated Edison, Inc.	180	19,913

Independent Artists, Writers, and Performers - 0.6%
Madison Square Garden Sports Corp. (a)	18	7,233

Insurance Carriers - 6.6%
American International Group, Inc.	243	18,111
Loews Corp.	108	12,226
MetLife, Inc.	234	19,799
Travelers Cos., Inc.	81	26,740
		76,876

Management, Scientific, and Technical Consulting Services - 0.5%
Virtu Financial, Inc. - Class A	99	5,897

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 2.1%
Warner Bros Discovery, Inc. (a)	918	24,474

Newspaper, Periodical, Book, and Directory Publishers - 1.3%
New York Times Co. - Class A	117	8,188
News Corp. - Class A	306	7,598
		15,786

Nondepository Credit Intermediation - 3.7%
American Express Co.	126	42,619

Offices of Physicians - 0.8%
Axsome Therapeutics, Inc. (a)	36	8,812

Other Financial Investment Activities - 13.7%
Apollo Global Management, Inc.	162	19,166
Blackrock, Inc.	36	34,616
Blackstone, Inc.	225	26,476
Blue Owl Capital, Inc. - Class A	639	5,591
KKR & Co., Inc.	234	21,477
Lazard, Inc.	108	4,530
Moelis & Co. - Class A	72	4,710
PJT Partners, Inc. - Class A	27	4,075
S&P Global, Inc.	81	32,988
StoneX Group, Inc. (a)	54	6,399
		160,028

Other Leather and Allied Product Manufacturing - 1.4%
Tapestry, Inc.	108	15,809

Other Miscellaneous Retailers - 0.5%
Etsy, Inc. (a)	81	6,102

Pharmaceutical and Medicine Manufacturing - 6.2%
Bristol-Myers Squibb Co.	612	35,263
Pfizer, Inc.	1,548	37,276
		72,539

Radio and Television Broadcasting Stations - 0.6%
Fox Corp. - Class A	135	7,042

Securities and Commodity Contracts Intermediation and Brokerage - 12.1%
BGC Group, Inc. - Class A	405	4,330
Evercore, Inc. - Class A	27	9,219
Goldman Sachs Group, Inc.	54	54,614
Jefferies Financial Group, Inc.	135	6,747
MarketAxess Holdings, Inc.	36	4,086
Morgan Stanley	252	52,678
Tradeweb Markets, Inc. - Class A	90	8,969
		140,643

Securities and Commodity Exchanges - 1.5%
Nasdaq, Inc.	225	17,734

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 3.4%
Colgate-Palmolive Co.	306	28,054
Estee Lauder Cos., Inc. - Class A	153	12,079
		40,133

Software Publishers - 4.5%
Datadog, Inc. - Class A (a)	144	37,492
MongoDB, Inc. (a)	45	15,115
		52,607

Wired and Wireless Telecommunications (except Satellite) - 3.7%
Verizon Communications, Inc.	1,017		43,060
TOTAL COMMON STOCKS (Cost $1,053,797)			1,081,170

REAL ESTATE INVESTMENT TRUSTS - 4.2%	Shares		Value
Lessors of Real Estate - 4.2%
Annaly Capital Management, Inc.	477		10,666
Brixmor Property Group, Inc.	252		7,945
Rithm Capital Corp.	576		5,409
VICI Properties, Inc.	558		14,815
WP Carey, Inc.	144		10,296
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $50,447)			49,131

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)	35,171		35,171
TOTAL MONEY MARKET FUNDS (Cost $35,171)			35,171

TOTAL INVESTMENTS - 99.9% (Cost $1,139,415)			1,165,472
Other Assets in Excess of Liabilities - 0.1%		0.00079	922
TOTAL NET ASSETS - 100.0%			$ 1,166,394

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi NYC Based ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,081,170	$ –	$ –	$ 1,081,170
Real Estate Investment Trusts	49,131	–	–	49,131
Money Market Funds	35,171	–	–	35,171
Total Investments	$ 1,165,472	$ –	$ –	$ 1,165,472

Refer to the Schedule of Investments for further disaggregation of investment categories.